Related Party Transactions - Schedule of Borrowings Unsecured, Due on Demand, and Interest-Free (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Borrowings Unsecured, Due on Demand, and Interest-Free [Line Items]
Amount financed from related parties	$ 1,070
Amount repaid to related parties		$ 226,943
Amount loan to related parties	572,422
Proceeds from repayment by related parties	226,943
Lianken [Member]
Schedule of Borrowings Unsecured, Due on Demand, and Interest-Free [Line Items]
Amount financed from related parties	267
Amount repaid to related parties
Amount loan to related parties
Proceeds from repayment by related parties	256
Tianhua [Member]
Schedule of Borrowings Unsecured, Due on Demand, and Interest-Free [Line Items]
Amount financed from related parties	267
Amount repaid to related parties
Amount loan to related parties
Proceeds from repayment by related parties	256
Xingcan [Member]
Schedule of Borrowings Unsecured, Due on Demand, and Interest-Free [Line Items]
Amount financed from related parties	268
Amount repaid to related parties
Amount loan to related parties
Proceeds from repayment by related parties	256
Weibo [Member]
Schedule of Borrowings Unsecured, Due on Demand, and Interest-Free [Line Items]
Amount financed from related parties	268
Amount repaid to related parties
Amount loan to related parties
Proceeds from repayment by related parties	256
Wenzao Huang [Member]
Schedule of Borrowings Unsecured, Due on Demand, and Interest-Free [Line Items]
Amount loan to related parties	225,919
Proceeds from repayment by related parties	225,919
Yunjun Huang [Member]
Schedule of Borrowings Unsecured, Due on Demand, and Interest-Free [Line Items]
Amount loan to related parties	346,503
Proceeds from repayment by related parties